Significant Accounting Policies - Long-term investments and Revenue recognition (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition
Impairment of equity method investment	¥ 0	¥ 0	¥ 0
Revenues	340,185	322,497	316,779
Contract assets	0	0
Revenue recognized included in contract liabilities balance at the beginning of the period	24,580	28,860	18,850
Online advertising services
Revenue recognition
Revenues	238,701	221,620	214,722
Integrated marketing
Revenue recognition
Revenues	3,171	6,639	1,342
Online/offline events
Revenue recognition
Revenues	22,776	15,475	32,127
Consulting
Revenue recognition
Revenues	40,581	43,200	36,867
Advertisement agent services
Revenue recognition
Revenues	769	7,326	3,696
Enterprise value-added services
Revenue recognition
Revenues	67,297	72,640	74,032
Institutional investor subscription services
Revenue recognition
Revenues	26,417	27,095	25,490
Enterprise subscription services
Revenue recognition
Revenues	150	423	94
Individual subscription services
Revenue recognition
Revenues	7,620	719	2,441
Subscription services
Revenue recognition
Revenues	¥ 34,187	¥ 28,237	¥ 28,025